Accounts Payable and Accrued Liabilities Disclosure (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2013	2012
Trade accounts payable	4,958	5,820
Notes payable	477	516
Total	5,435	6,336